Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation Property and Equipment	Annual rates of depreciation are as follows:
%
Computers and electronic equipment	15-33
Office furniture and equipment	6-7
Vehicles	15

Schedule of Intangible Assets Amortized Over Their Estimated Useful Lives	Intangible assets with definite lives are amortized over their estimated useful lives using the straight-line method which best reflects the pattern of use, at the following annual periods ranges:
Years
Core technology	10.75
Customer relationships	5.75